Other receivables and assets (Advances and repayment received) (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Huaneng Jinan Huangtai Power Limited Company
Details of other receivables and assets [line items]
Total repayments recevied	¥ 10	¥ 41
Huangtai #8 Power Plant
Details of other receivables and assets [line items]
Advances due from related parties with indefinite repayment terms	¥ 222	¥ 232